JULY 27, 2018

SUMMARY PROSPECTUS

BlackRock Financial Institutions Series Trust  |  Investor A and Investor B Shares

➢	BlackRock Summit Cash Reserves Fund

Investor A: MSAXX • Investor B: MSBXX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements) and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/prospectus. You can also get this information at no cost by calling (800) 441-7762 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated July 27, 2018, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.

This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Summary Prospectus

Key Facts About BlackRock Summit Cash Reserves Fund

Investment Objective

The investment objective of BlackRock Summit Cash Reserves Fund (the “Fund”) of BlackRock Financial Institutions Series Trust (the “Trust”) is to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”), The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 11 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-28 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor B Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None[1]	1.00%[2]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor B Shares
Management Fee	0.50%	0.50%
Distribution (12b-1) Fees	None	0.75%
Other Expenses[3,4]	0.43%	0.43%
Total Annual Fund Operating Expenses	0.93%	1.68%

[1]	There is no contingent deferred sales charge (“CDSC”) on Investor A Shares purchased directly. However, a CDSC of up to 1.00% may apply to certain redemptions of the Fund’s Investor A Shares purchased in an exchange transaction for Investor A Shares of a non-money market fund advised by BlackRock or its affiliates (each a “Non-Money Market BlackRock Fund”) where no initial sales charge was paid at time of purchase of such Non-Money Market BlackRock Fund as part of an investment of $1,000,000 (lesser amounts may apply depending on the Non-Money Market BlackRock Fund) or more. The Investor A Shares CDSC is only charged upon redemptions of Investor A Shares within 18 months after you originally acquired such Investor A Shares of the Non-Money Market BlackRock Fund, unless you qualify for a waiver. There is no CDSC charged on redemptions if you have owned your Investor A Shares for more than 18 months (as measured from your original purchase of Investor A Shares that you exchanged into Investor A Shares of the Fund).

[2]	Since all Investor B Shares must be purchased in an exchange transaction for Investor C Shares of a Non-Money Market BlackRock Fund, a CDSC of 1.00% may apply to certain redemptions of the Fund’s Investor B Shares. The Investor B Shares CDSC is only charged upon redemptions of Investor B Shares within one year after you originally acquired the Investor C Shares of the Non-Money Market BlackRock Fund, unless you qualify for a waiver. There is no CDSC charged on redemptions if you have owned your Investor B Shares for more than one year (as measured from your original purchase of Investor C Shares that you exchanged into Investor B Shares of the Fund).

[3]	Other expenses have been restated to reflect current fees for Investor A Shares.

[4]	Other expenses are based upon estimated amounts for Investor B Shares.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$95	$296	$515	$1,143
Investor B Shares[1]	$271	$530	$913	$1,7882/1,987[3]

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor B Shares	$171	$530	$913	$1,7882/1,987[3]

[1]	Reflects assessment of applicable CDSC assuming Investor B Shares were acquired by exchange from Investor C Shares of a Non-Money Market BlackRock Fund immediately after purchase of shares from such other fund.

[2]	Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor C Shares of certain equity Non-Money Market BlackRock Funds).

[3]	Based on the conversion of Investor B Shares to Investor A Shares after ten years (applies to shares received in an exchange transaction for Investor C Shares of certain fixed-income Non-Money Market BlackRock Funds).

Principal Investment Strategies of the Fund

The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days (13 months) or less (with certain exceptions), and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of the principal risks of investing in the Fund.

∎	Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

∎	Income Risk — The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎	Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

∎	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

∎	Repurchase Agreement Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

∎	Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

∎	Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

∎	U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

∎	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

∎	When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Effective January 4, 2016, the Fund changed its investment strategies in order to be categorized as a “government money market fund” under Rule 2a-7, as more fully described in “Fund Overview — Principal Investment Strategies of the Fund.” Performance for the periods shown below prior to January 4, 2016 is based on the prior investment strategy utilized by the Fund, which permitted investment in a wider range of money market securities and instruments and was not constrained by the requirement to invest at least 99.5% of the Fund’s assets in cash, U.S. Government securities and repurchase agreements secured by such securities or cash. The information below shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information about the Fund’s performance can be obtained by phone at (800) 441-7762.

BlackRock Summit Cash Reserves Fund

Investor A Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.88% (quarter ended March 31, 2008) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2013). The year-to-date return as of June 30, 2018 was 0.30%.

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares	0.10%	0.02%	0.28%
Investor B Shares	(0.95)%	0.01%	0.19%

To obtain the Fund’s current 7-day yield, call (800) 441-7762.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

The Fund offers two different classes of shares in this prospectus.

You may purchase or redeem Investor A Shares of the Fund each day the New York Stock Exchange is open.

To purchase or redeem Investor A Shares of the Fund you should contact your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”), or, if you hold your Investor A Shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com.

The Fund’s initial and subsequent investment minimums for Investor A Shares generally are as follows, although the Fund may reduce or waive the minimums in some cases.

Investor A Shares
Minimum Initial Investment

$1,000 for all accounts except:

•  $50, if establishing an Automatic Investment Plan (“AIP”).

•  There is no investment minimum for employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs).

•  There is no investment minimum for certain fee-based programs.

Minimum Additional Investment	$50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum).

You can acquire Investor B Shares only by exchange from Investor C Shares of a fund advised by BlackRock or an affiliate, subject to certain eligibility requirements. For more information, please see “How to Choose the Share Class that Best Suits Your Needs” on page 10 of the prospectus.

You may redeem Investor B Shares of the Fund each day the New York Stock Exchange is open.

To redeem Investor B Shares you should contact the Fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc. at P.O. Box 9818, Providence, Rhode Island 02940-8019, or your Financial Intermediary.

Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax when distributions are received from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

INVESTMENT COMPANY ACT FILE # 811-03189 SPRO-SUMMIT-0718